Summary of significant accounting policies (Details 1) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Noncontrolling interests	$ (353,192)	$ 75,437
Infobird Guiyang [Member]
Noncontrolling interests	(220,235)	(225,387)
Infobird Anhui [Member]
Noncontrolling interests	(257)	(167)
Shanghai Qishuo [Member]
Noncontrolling interests	$ (132,700)	$ 150,117